Document and Entity Information	Nov. 05, 2020
Cover [Abstract]
Entity Registrant Name	AMARIN CORP PLC\UK
Entity Tax Identification Number	00-0000000
Entity Address, Postal Zip Code	2
Amendment Flag	false
Entity Central Index Key	0000897448
Document Type	8-K
Document Period End Date	Nov. 05, 2020
Entity Incorporation State Country Code	X0
Entity File Number	0-21392
Entity Address, Address Line One	77 Sir John Rogerson’s Quay
Entity Address, Address Line Two	Block C
Entity Address, Address Line Three	Grand Canal Docklands
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
City Area Code	353
Local Phone Number	6699 020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	American Depositary Shares (ADS(s)), each ADS representing the right to receive one (1) Ordinary Share of Amarin Corporation plc
Trading Symbol	AMRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false